Schedule of balances with related party (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Beagledata [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	[1]		¥ 2,479	¥ 2,120
Mr. Howard [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	[2]		618	36
Related Party [Member]
Related Party Transaction [Line Items]
Amounts due to related parties		$ 436	¥ 3,097	¥ 2,156

[1]	As of December 31, 2022 and 2023, amounts due to Beagledata consisted of technology services fees payable of RMB2,120 and RMB2,120, respectively, and contract liabilities of nil and RMB359, respectively.
[2]	Amounts due to Mr. Howard represented expensed paid on behalf of the Group.